Cost of revenues - Schedule of cost of revenue (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cost of revenues
Cost of revenues	¥ 3,329,325,336	$ 476,087,191	¥ 3,946,992,974	¥ 4,846,371,264
Revenue sharing fees and content costs
Cost of revenues
Cost of revenues	2,792,249,793		3,363,122,749	3,878,385,035
Bandwidth costs
Cost of revenues
Cost of revenues	200,283,100		304,597,404	449,901,415
Others
Cost of revenues
Cost of revenues	¥ 336,792,443		¥ 279,272,821	¥ 518,084,814